Fair Value Measurements - Additional Information (Details) - Particle - Proposed Buyers - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Aug. 31, 2020	Dec. 31, 2019	Nov. 30, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Preferred shares transferred on sale	140,248,775
Fair value of interest free loan principal amount	$ 9.7
Series D
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Preferred stock shares acquired		4,584,209
Preferred stock shares outstanding	4,584,209
Series B and Series C convertible redeemable preferred shares
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Preferred shares transferred on sale			94,802,752	94,802,752